CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,189,620	$ 182,317	¥ 581,281
Restricted cash	128,914	19,757	116,441
Short-term investments	300,167	46,003
Accounts receivable, net of allowance of nil and RMB429 as of December 31, 2019 and 2020, respectively	163,094	24,995	65,247
Notes receivable	12,583	1,928	23,587
Inventories	766,529	117,476	486,271
Prepayments and other current assets	311,797	47,785	208,604
Total current assets	2,872,704	440,261	1,481,431
Property and equipment	43,439	6,657	29,836
Intangible assets	6,517	999	8,022
Long-term investments	140	21	140
Operating lease right-of-use assets	98,628	15,115	87,855
Other non-current asset	5,061	776	3,009
Total assets	3,026,489	463,829	1,610,293
Current liabilities including amounts of the consolidated VIE without recourse to the Company (Note 2(b)):
Short-term borrowings	229,250	35,134	95,081
Accounts payable	1,073,352	164,498	444,334
Accrued expenses and other current liabilities	327,118	50,133	234,008
Total current liabilities	1,629,720	249,765	773,423
Long-term operating lease liabilities	62,388	9,561	57,011
Other non-current liabilities	3,736	573	5,936
Total liabilities	1,695,844	259,899	836,370
Commitments and contingencies (Note 21)
MEZZANINE EQUITY
Redeemable non-controlling interests	924,245	141,647
SHAREHOLDERS' EQUITY
Treasury shares (1,485,862 and 1,997,620 shares as of December 31 2019 and 2020)	(34,972)	(5,360)	(22,991)
Additional paid-in capital	2,669,279	409,085	2,606,486
Accumulated deficit	(2,339,868)	(358,600)	(1,883,335)
Accumulated other comprehensive income	62,911	9,642	76,441
Total shareholders' equity	357,405	54,775	776,656
Non-controlling interest	48,995	7,508	(2,733)
Total equity	406,400	62,283	773,923
Total liabilities, mezzanine equity and equity	3,026,489	463,829	1,610,293
Ordinary shares Class A
SHAREHOLDERS' EQUITY
Ordinary shares, value	30	4	30
Ordinary shares Class B
SHAREHOLDERS' EQUITY
Ordinary shares, value	¥ 25	$ 4	¥ 25